Regulatory Capital Requirements (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Company [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 111,724	$ 100,751
Common equity tier 1 capital to risk-weighted assets ratio	12.77%	11.90%
Tier I capital to risk-weighted assets amount	$ 124,611	$ 115,138
Tier I capital to risk-weighted assets ratio	14.24%	13.60%
Total capital to risk-weighted assets amount	$ 135,556	$ 125,652
Total capital to risk-weighted assets ratio	15.49%	14.85%
Tier I capital to average assets amount	$ 124,611	$ 115,138
Tier I capital to average assets ratio	10.00%	9.46%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 39,377	$ 38,086
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.50%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 52,503	$ 50,781
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 70,003	$ 67,708
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 49,832	$ 48,690
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.00%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 61,253	$ 59,244
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 74,379	$ 71,940
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 91,879	$ 88,867
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Bank [Member]
Common equity tier 1 capital to risk-weighted assets amount	$ 123,559	$ 114,323
Common equity tier 1 capital to risk-weighted assets ratio	14.13%	13.52%
Tier I capital to risk-weighted assets amount	$ 123,559	$ 114,323
Tier I capital to risk-weighted assets ratio	14.13%	13.52%
Total capital to risk-weighted assets amount	$ 134,495	$ 124,837
Total capital to risk-weighted assets ratio	15.38%	14.76%
Tier I capital to average assets amount	$ 123,559	$ 114,323
Tier I capital to average assets ratio	9.92%	9.40%
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 39,345	$ 38,053
Common equity tier 1 capital to risk-weighted assets Minimum for capital adequacy purposes ratio	4.00%	4.50%
Tier I capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 52,459	$ 50,738
Tier I capital to risk-weighted assets minimum for capital adequacy purposes ratio	6.00%	6.00%
Total capital to risk-weighted assets Minimum for capital adequacy purposes ratio	8.00%	8.00%
Tier I capital to average assets Minimum for capital adequacy purposes amount	$ 49,807	$ 48,665
Tier I capital to average assets minimum for capital adequacy purposes ratio	4.50%	4.00%
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 61,203	$ 59,194
Common equity tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	7.00%	7.00%
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 74,318	$ 71,879
Tier 1 capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	8.50%	8.50%
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer amount	$ 91,804	$ 88,791
Total capital to risk-weighted assets minimum for capital adequacy purposes with conservation buffer ratio	10.50%	10.50%
Total capital to risk-weighted assets Minimum for capital adequacy purposes amount	$ 69,946	$ 67,650
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 56,831	$ 54,966
Common equity tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 69,946	$ 67,650
Tier 1 capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions amount	$ 87,432	$ 84,563
Total capital to risk-weighted assets minimum to be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions amount	$ 62,258	$ 60,831
Tier I capital to average assets minimum to be well capitalized under prompt corrective action provisions ratio	5.00%	5.00%